Prepaid Expenses (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 122,761